Consolidation of subsidiaries	3 Months Ended
Jun. 30, 2026
Disclosure of subsidiaries [abstract]
Disclosure of interests in subsidiaries [text block]
4. Consolidation of subsidiaries
DLocal Limited is the Group parent and acts as a holding company for all subsidiaries. Its principal sources of revenue include dividends from subsidiaries and profit-sharing payments from subsidiary partnerships. dLocal’s main activity is the processing of cross-border and local payments, enabling international merchants to access end customers in emerging markets.
There were no changes since December 31, 2025 in the accounting practices adopted for consolidation of the Company’s direct and indirect interests in its subsidiaries for the purposes of these Unaudited Consolidated Condensed Interim Financial Statements. During the six-month period ended June 30, 2026, Dlocal Netherlands BV was incorporated in Netherlands, with a 100% ownership by the Group. The Group has determined that the incorporation of this subsidiary during 2026 do not constitute a business combination according to IFRS 3.
On February 27, 2026, the Company acquired 100% of the issued shares and obtained control of Mint Code Solutions S.A., Cameroon, refer to Note 27. Business Combination.